related party transactions - Total compensation expense (Details) - Key management personnel - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions with key management personnel
Short-term benefits	$ 16	$ 17
Post-employment pension and other benefits	7	10
Share-based compensation	59	43
Total	$ 82	$ 70